Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2026
Notes to Financial Statements
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

FRIEDMAN INDUSTRIES, INCORPORATED

(In thousands)

Description	Balance at
	Beginning			Balance at
	of Period	Additions (A)	Deductions (B)	End of Period
Year ended March 31, 2026
Allowance for credit losses (deducted from related asset account)	$147	$279	—	$426
Year ended March 31, 2025
Allowance for credit losses (deducted from related asset account)	$97	$50	—	$147

(A)	Additions consist of charges to bad debt expense of approximately $279 and $50 in fiscal 2026 and fiscal 2025, respectively.